Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments

11.	Commitments

The Company leases certain offices, facilities and equipment under operating leases expiring at various dates through 2016.  At December 31, 2012 the minimum annual lease commitments under the leases having terms in excess of one year were as follows (in thousands):

Operating
Years Ending December 31,	leases
2013	$310
2014	85
2015	56
2016	27
2017	3
Thereafter	-
Total lease commitments	$481

Rent and lease expense was approximately $0.8 million and $0.6 million for 2012 and 2011, respectively.